DISCONTINUED OPERATIONS - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended
	Aug. 31, 2010 USD ($)	Aug. 31, 2010 CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received upon termination of contractual agreement	$ 227	1,500